Activity that Occurred for Level Three Assets (Detail) - Significant Unobservable Inputs (Level 3) - USD ($) $ in Thousands		12 Months Ended
		May. 31, 2015	May. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Balance at Beginning of Period		$ 29,568	$ 44,158
Actual Return on Plan Assets For Assets Still Held at Reporting Date		7,659	564
Actual Return on Plan Assets For Assets Sold During Year		888	47
Settlements	[1]	(6,446)	(15,201)
Balance at End of Period		$ 31,669	$ 29,568

[1]	Includes the impact of exchange rate changes during the year.